Commitments and Contingencies (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Commitments and Contingencies [Abstract]
Beginning balance, January 1, 2014	$ 242,000
Charged to cost of revenues		$ 311,000
Usage	$ 107,000	(69,000)
Ending balance, December 31, 2014	$ 135,000	$ 242,000